Transactions with related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions with related parties
30.
Transactions with related parties

According to the definitions of control established in IFRS, the Company does not have a company controlling its operations, however, according to these definitions, the following companies are considered related parties:

a.
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.

AMP represents an entity with significant influence over the operation of the Company, since it has representation on the Board of Directors, participates in the policy-making processes, maintains material transactions, appoints officers and provides essential technical information, but without exercising control over the Company. No other Stockholder fulfills this definition.

Transactions with AMP were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2023		2024		2025
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	851,320	Ps.	845,233	Ps.	971,750

In 1999, GAP and AMP entered into a technical assistance and transfer-of-technology agreement whereby AMP and its stockholders agreed to render administrative and advisory services and transfer industry technology and know-how to GAP in Mexico in exchange for consideration. The agreement’s original 15-year term may be automatically renewed for successive five-year terms, with the approval of the stockholders, unless one party gives a termination notice to the other at least 60 days prior to the effective termination date. Only the Stockholders’ Meeting has the authority to decide the non-renewal or deny the renewal of the agreement. If GAP decides to cancel or renew the agreement, GAP needs the approval of at least 51% of the holders of Series B shares other than AMP or any party related to AMP, according to the definition of the participation agreement signed on August

25, 1999 among the SICT, GAP in Mexico, its strategic partner and the Stockholders of the strategic partner. On August 25, 2014, 2019 and 2024, the initial term was renewed for five additional years.

On August 25, 2024, the third term of the Technical Assistance agreement between the Company and AMP expired and in the same date it was automatically renewed for an additional five years, in accordance with Clause 5.2 of the agreement.

According to the agreement, as of January 1, 2000, the Company committed to pay AMP annual install of USD$7,000,000 for the years 2000 and 2001 and, beginning in 2002, the greater of USD$4,000,000 (these amounts are subject to adjustment based on the CPI) or 5% of GAP’s consolidated operating income only for the Mexican airports, defined as earnings before interest income or expense, calculated prior to deducting the technical assistance fee, income taxes, depreciation and amortization.

The balance as of December 31, 2023, 2024 and 2025 was as follows:

	2023		2024		2025
AMP, entity with significant influence:
Accounts payable	Ps.	722,923	Ps.	704,612	Ps.	828,975

AMP is also entitled to the refund of expenses incurred in the rendering of services provided for in the agreement.

b.
Accounts receivable with other related parties that are in the consolidated statement of financial position as of December 31, 2023, 2024 and 2025, are integrated as follows:

	2023		2024		2025
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	24	Ps.	24	Ps.	24
Fly by Wings, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	591	Ps.	122
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent Director)	Ps.	—	Ps.	1,926	Ps.	630
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	76		—	Ps.	—
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	2,265	Ps.	1,041	Ps.	—
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	—	Ps.	569		—
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	45	Ps.	—
Beer Factory de México, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	588	Ps.	91

c.
Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2023, 2024 and 2025, are as follows:

	2023		2024		2025
Commercial revenues:
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,681	Ps.	2,463	Ps.	3,030
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent Director)	Ps.	8,645	Ps.	26,506	Ps.	41,525
Fly by Wings, S.A. de C.V. (Independent Director)	Ps.	40,325	Ps.	27,428	Ps.	39,162
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	19	Ps.	30	Ps.	—
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	5,486	Ps.	32,853	Ps.	43,066
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	2,362	Ps.	3,645
Beer Factory México, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	2,970	Ps.	1,371

	2023		2024		2025
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	14,620	Ps.	6,254	Ps.	16,918

d.
The total short term employee benefits paid to key management personnel or directors, for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023		2024		2025
Management - short term	Ps.	89,974	Ps.	115,257	Ps.	122,001
Independent directors (7)	Ps.	9,093	Ps.	11,815	Ps.	15,892